CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Convertible notes	$ 0	$ 29,481
Non-current [Abstract]
Convertible notes	1,840,406	1,356,332
2017 Convertible Notes [Member]
Current [Abstract]
Convertible notes	0	29,481
2023 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	41,263	453,215
2024 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	916,560	903,117
2025 Convertible Notes [Member]
Non-current [Abstract]
Convertible notes	$ 882,583	$ 0